Selected Balance Sheet Information	12 Months Ended
Sep. 24, 2011
Selected Balance Sheet Information [Abstract]
Selected Balance Sheet Information
4.	Selected Balance Sheet Information

Inventories consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Propane, fuel oil and refined fuels and natural gas	$64,601	$59,836
Appliances and related parts	1,306	1,211
	$65,907	$61,047

The Partnership enters into contracts to buy propane, fuel oil and natural gas for supply purposes.  Such contracts generally have a term of one year subject to annual renewal, with costs based on market prices at the date of delivery.

Property, plant and equipment consist of the following:

	As of
	September 24,	September 25,
	2011	2010

Land and improvements	$27,904	$28,250
Buildings and improvements	82,639	80,072
Transportation equipment	19,067	22,959
Storage facilities	79,525	78,176
Equipment, primarily tanks and cylinders	485,859	481,423
Computer systems	47,718	44,705
Construction in progress	2,704	5,290
	745,416	740,875
Less: accumulated depreciation	407,291	390,455
	$338,125	$350,420

Depreciation expense for the fiscal 2011, 2010 and 2009 amounted to $32,368, $28,411 and $28,123, respectively.  During fiscal 2011 and fiscal 2010, the Partnership recorded a $2,883 and $1,800 adjustment, respectively, to accelerate depreciation expense on certain assets taken out of service.